Property, plant and equipment - Change in property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 1,025	$ 444	$ 436
Acquisition	190	804	179
Acquisition in business combination	255		34
Transfers	0
Disposal	(19)	(13)	(8)
Depreciation	(320)	(187)	(195)
Foreign exchange differences	(47)	(23)	(2)
Ending balance	1,084	1,025	444
Facilities
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0	0
Acquisition	26	0	0
Acquisition in business combination	0		0
Transfers	486
Disposal	0	0	0
Depreciation	(82)	0	0
Foreign exchange differences	(63)	0	0
Ending balance	367	0	0
Office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	544	444	436
Acquisition	164	323	179
Acquisition in business combination	255		34
Transfers	0
Disposal	(19)	(13)	(8)
Depreciation	(238)	(187)	(195)
Foreign exchange differences	11	(23)	(2)
Ending balance	717	544	444
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	481	0
Acquisition	0	481
Acquisition in business combination	0
Transfers	(486)
Disposal	0	0
Depreciation	0	0
Foreign exchange differences	5	0
Ending balance	$ 0	$ 481	$ 0